LEASES - Carrying amounts (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
LEASES
Short-term lease expense	Rp 3,743		Rp 3,821
Beginning balance	21,531		19,253
Additions	10,517		10,016
Deductions and reclassifications	(2,958)		(2,512)
Depreciation expense	(5,066)		(5,226)
Ending balance	24,024	$ 1,560	21,531
Land rights
LEASES
Beginning balance	5,448		5,338
Additions	1,764		1,179
Deductions and reclassifications	(42)		(178)
Depreciation expense	(1,036)		(891)
Ending balance	6,134		5,448
Buildings
LEASES
Beginning balance	542		630
Additions	156		121
Deductions and reclassifications	(88)		(22)
Depreciation expense	(148)		(187)
Ending balance	462		542
Transmission installation and equipment
LEASES
Beginning balance	14,887		12,739
Additions	7,477		8,205
Deductions and reclassifications	(2,837)		(2,122)
Depreciation expense	(3,469)		(3,935)
Ending balance	16,058		14,887
Vehicles
LEASES
Beginning balance	520		408
Additions	227		488
Deductions and reclassifications	8		(198)
Depreciation expense	(236)		(178)
Ending balance	519		520
Other equipment
LEASES
Beginning balance	134		138
Additions	893		23
Deductions and reclassifications	1		8
Depreciation expense	(177)		(35)
Ending balance	Rp 851		Rp 134
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years